Significant Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES

19.    SIGNIFICANT RISKS AND UNCERTAINTIES

(a)    Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to interest rate risk arising from cash, amounts due from related parties, bank loan, and amount due to related parties. The Group expected no material risks from changes in market interest rates, and has not used any derivative financial instruments to manage the interest risk exposure.

(b)    Foreign exchange risk

The reporting currency of the Group’s operations was in USD and the Group’s subsidiaries generally use their respective local currencies as their functional currencies, including JPY, IDR, SGD, KRW, EUR, and US$. The Group is exposed to foreign exchange risk in respect of operating activities when purchase of goods and services in geographic areas is using transaction currencies other than USD.

(c)     Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash, accounts receivable, amounts due from related parties and deposits within other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash are held with financial institutions that Group’s management believes to be high credit quality. Based on the Group’s historical experiences in collection of other receivables and amounts due from related parties, the Group consider the credit risk of these receivables to be low. Management regularly conducts assessment on expected credit losses arising from non-performance by these counterparties.

(d)    Concentration of customers and suppliers

The following customers represent more than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Customer A	15.6%	15.2%	15.7%
Customer J	*	16.6%	*
Customer K	*	16.0%	*

____________

*        Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer O	*	16.8%
Customer A	*	13.2%
Customer L	11.7%	*

*        Represents percentage less than 10%

The following customers represent more than 10% of the Group’s total advances from customers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer P	*	35.0%
Customer Q	*	16.0%
Customer R	*	14.2%
Customer M	43.1%	*
Customer H	15.4%	*
Customer N	10.4%	*

____________

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s total purchases for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
Supplier P	*	*	23.9%
Supplier A	18.8%	15.3%	17.4%
Supplier N	*	18.4%	11.7%
Supplier D	*	*	10.7%
Supplier O	*	17.7%	*
Supplier B	13.3%	*	*

____________

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Supplier P	18.8%	41.2%
Supplier Q	17.1%	*
Supplier R	14.0%	*
Supplier E	12.4%	*

____________

*        Represents percentage less than 10%

The following suppliers represent more than 10% of the Group’s advance to suppliers as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Supplier T	*	62.1%
Supplier S	*	11.4%
Supplier D	41.4%	*
Supplier A	34.8%	*

____________

*        Represents percentage less than 10%